UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-22427
MSAR Completion Portfolio
(Formerly, Multi-Sector Option Strategy Portfolio)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
October 31
Date of Fiscal Year End
April 30, 2011
Date of Reporting Period

Item 1. Reports to Stockholders

Multi-Sector Option Strategy Portfolio

April 30, 2011

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 6.3%

	Principal
	Amount
Security	(000’s omitted)	Value

Agriculture — 0.5%

Altria Group, Inc., 8.50%, 11/10/13	$1,000	$1,168,667

		$1,168,667

Beverages — 1.0%

Anheuser-Busch Cos., Inc., 5.50%, 1/15/18	$1,000	$1,114,560
Coca-Cola Refreshments USA, Inc., 1.125%, 11/12/13	1,200	1,193,191

		$2,307,751

Commercial Services — 0.5%

Western Union Co. (The), 6.50%, 2/26/14	$1,000	$1,117,894

		$1,117,894

Electric — 0.6%

PPL Energy Supply, LLC, 6.50%, 5/1/18	$1,200	$1,349,255

		$1,349,255

Entertainment — 0.5%

International Game Technology, 7.50%, 6/15/19	$1,100	$1,268,410

		$1,268,410

Foods — 0.9%

Kellogg Co., 4.00%, 12/15/20	$1,150	$1,142,250
Kraft Foods, Inc., Sr. Notes, 5.375%, 2/10/20	1,000	1,084,982

		$2,227,232

Media — 0.4%

Walt Disney Co. (The), 6.375%, 3/1/12	$1,000	$1,048,790

		$1,048,790

Office Equipment / Supplies — 0.5%

Xerox Corp., 6.40%, 3/15/16	$1,150	$1,316,436

		$1,316,436

Oil & Gas — 0.4%

Statoil ASA, 3.875%, 4/15/14	$1,000	$1,071,959

		$1,071,959

Retail — 1.0%

Home Depot, Inc., 5.25%, 12/16/13	$1,087	$1,191,611
Staples, Inc., 9.75%, 1/15/14	1,000	1,203,422

		$2,395,033

Total Corporate Bonds & Notes
(identified cost $14,877,101)		$15,271,427

Commercial Mortgage-Backed Securities — 34.9%

	Principal
	Amount
Security	(000’s omitted)	Value

ASC, Series 1996-MD6, Class A7,
8.631%, 11/13/29(1)	$1,268	$1,294,634
BACM, Series 2002-2, Class A3,
5.118%, 7/11/43(1)	1,533	1,564,464
BACM, Series 2003-2, Class A4,
5.061%, 3/11/41(1)	1,500	1,598,580
BACM, Series 2004-1, Class A4,
4.76%, 11/10/39	1,500	1,595,467
BACM, Series 2004-3, Class A5,
5.625%, 6/10/39(1)	2,250	2,439,989
BACM, Series 2004-6, Class A5,
4.811%, 12/10/42	1,500	1,603,307
BACM, Series 2005-1, Class A5,
5.329%, 11/10/42(1)	1,750	1,902,644
BSCMS, Series 2002-TOP8, Class A2,
4.83%, 8/15/38	1,100	1,138,287
BSCMS, Series 2004-PWR4, Class A2,
5.286%, 6/11/41(1)	2,092	2,185,524
BSCMS, Series 2004-PWR5, Class A3,
4.565%, 7/11/42	100	100,574
BSCMS, Series 2004-T14, Class A4,
5.20%, 1/12/41(1)	1,250	1,348,307
CGCMT, Series 2004-C1, Class A3,
5.251%, 4/15/40(1)	298	310,386
CGCMT, Series 2004-C1, Class A4,
5.541%, 4/15/40(1)	1,000	1,086,119
CGCMT, Series 2004-C2, Class A5,
4.733%, 10/15/41	1,300	1,390,457
COMM, Series 2004-LB2A, Class A4,
4.715%, 3/10/39	1,500	1,595,270
COMM, Series 2005-LP5, Class A4,
4.982%, 5/10/43(1)	2,040	2,204,663

See Notes to Financial Statements.

Multi-Sector Option Strategy Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

CSFB, Series 2002-CKP1, Class A3,
6.439%, 12/15/35(1)	$885	$903,974
CSFB, Series 2003-C3, Class D,
4.131%, 5/15/38(1)	2,250	2,281,354
CSFB, Series 2004-C1, Class A4,
4.75%, 1/15/37(1)	1,500	1,589,822
CSFB, Series 2004-C2, Class A2,
5.416%, 5/15/36(1)	1,300	1,408,166
CSFB, Series 2004-C3, Class A5,
5.113%, 7/15/36(1)	2,250	2,420,981
CSFB, Series 2004-C4, Class A5,
4.514%, 10/15/39	1,500	1,542,157
CSFB, Series 2005-C1, Class A4,
5.014%, 2/15/38(1)	1,250	1,340,799
DBUBS, Series 2011-LC1A, Class A1,
3.742%, 11/10/46(2)	1,494	1,537,379
GCCFC, Series 2003-C1, Class D,
4.29%, 7/5/35(2)	1,250	1,285,766
GCCFC, Series 2003-C2, Class A3,
4.533%, 1/5/36	706	717,704
GECMC, Series 2002-2A, Class F,
6.019%, 8/11/36(1)(2)	2,000	2,074,666
GECMC, Series 2004-C1, Class A3,
4.596%, 11/10/38	1,000	1,053,609
GECMC, Series 2004-C2, Class A4,
4.893%, 3/10/40	1,260	1,345,260
GECMC, Series 2004-C3, Class A4,
5.189%, 7/10/39(1)	1,700	1,835,339
GECMC, Series 2005-C1, Class A3,
4.578%, 6/10/48	1,288	1,333,685
GMACC, Series 2004-C2, Class A2,
4.76%, 8/10/38	672	673,664
GMACC, Series 2004-C3, Class A5,
4.864%, 12/10/41	2,000	2,131,906
GSMS, Series 2004-GG2, Class A6,
5.396%, 8/10/38(1)	1,850	2,008,368
JPMCC, Series 2003-C1, Class A2,
4.985%, 1/12/37	1,500	1,579,696
JPMCC, Series 2003-CB7, Class A4,
4.879%, 1/12/38(1)	1,963	2,084,486
JPMCC, Series 2003-LN1, Class A2,
4.92%, 10/15/37(1)	1,700	1,803,281
JPMCC, Series 2004-C1, Class A3,
4.719%, 1/15/38	1,000	1,065,963
JPMCC, Series 2004-CB8, Class A3,
4.007%, 1/12/39	1,583	1,604,461
JPMCC, Series 2005-CB11, Class A3,
5.197%, 8/12/37	1,148	1,172,506
JPMCC, Series 2005-LDP1, Class A3,
4.865%, 3/15/46	1,150	1,194,285
JPMCC, Series 2005-LDP3, Class A3,
4.959%, 8/15/42	2,186	2,268,832
JPMCC, Series 2011-C3, Class A2,
3.673%, 2/16/46(2)	2,000	2,050,682
LB-UBS, Series 2002-C4, Class A3,
4.071%, 9/15/26	443	449,953
LB-UBS, Series 2004-C4, Class A4,
5.50%, 6/15/29(1)	2,000	2,153,634
LB-UBS, Series 2004-C8, Class A4,
4.51%, 12/15/29	488	491,081
MLMT, Series 2003-KEY1, Class A4,
5.236%, 11/12/35(1)	1,000	1,071,077
MLMT, Series 2004-BPC1, Class A4,
4.724%, 10/12/41(1)	1,000	1,052,972
MSC, Series 2003-IQ4, Class A2,
4.07%, 5/15/40	1,462	1,509,797
MSC, Series 2003-IQ5, Class A4,
5.01%, 4/15/38	1,822	1,922,140
MSC, Series 2003-IQ6, Class A4,
4.97%, 12/15/41	1,250	1,337,035
MSC, Series 2004-IQ7, Class A4,
5.544%, 6/15/38(1)	1,250	1,352,206
MSC, Series 2004-IQ8, Class A5,
5.11%, 6/15/40(1)	2,250	2,423,755
WBCMT, Series 2004-C11, Class A5,
5.215%, 1/15/41(1)	1,500	1,619,815
WBCMT, Series 2004-C12, Class A4,
5.484%, 7/15/41(1)	2,065	2,241,394
WBCMT, Series 2005-C17, Class A4,
5.083%, 3/15/42(1)	1,250	1,349,889

Total Commercial Mortgage-Backed Securities
(identified cost $81,741,143)		$84,642,211

Call Options Purchased — 0.0%(3)

	Number of	Strike	Expiration
Description	Contracts	Price	Date	Value

S&P 500 Index	115	$1,425.00	5/21/11	$6,038
S&P 500 Index FLEX	102	1,430.00	5/3/11	4
S&P 500 Index FLEX	102	1,430.00	5/4/11	20
S&P 500 Index FLEX	115	1,430.00	5/6/11	160
S&P 500 Index FLEX	115	1,415.00	5/11/11	5,173

See Notes to Financial Statements.

Multi-Sector Option Strategy Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

	Number of	Strike	Expiration
Description	Contracts	Price	Date	Value

S&P 500 Index FLEX	115	$1,405.00	5/12/11	$11,894
S&P 500 Index FLEX	115	1,415.00	5/13/11	7,573
S&P 500 Index FLEX	115	1,400.00	5/17/11	29,309
S&P 500 Index FLEX	115	1,425.00	5/19/11	10,583
S&P 500 Index FLEX	115	1,440.00	5/24/11	9,660
S&P 500 Index FLEX	115	1,450.00	5/26/11	7,973
S&P 500 Index FLEX	115	1,455.00	5/27/11	6,627

Total Call Options Purchased
(identified cost $33,284)				$95,014

Put Options Purchased — 0.9%

	Number of	Strike	Expiration
Description	Contracts	Price	Date	Value

S&P 500 Index	115	$1,210.00	5/21/11	$8,912
S&P 500 Index	100	1,225.00	12/17/11	390,500
S&P 500 Index	185	1,175.00	3/17/12	801,975
S&P 500 Index	125	1,275.00	3/17/12	854,375
S&P 500 Index FLEX	102	1,195.00	5/3/11	0
S&P 500 Index FLEX	102	1,205.00	5/4/11	0
S&P 500 Index FLEX	115	1,195.00	5/6/11	1
S&P 500 Index FLEX	115	1,185.00	5/11/11	41
S&P 500 Index FLEX	115	1,160.00	5/12/11	25
S&P 500 Index FLEX	115	1,190.00	5/13/11	144
S&P 500 Index FLEX	115	1,175.00	5/17/11	358
S&P 500 Index FLEX	115	1,210.00	5/19/11	1,688
S&P 500 Index FLEX	115	1,225.00	5/24/11	5,553
S&P 500 Index FLEX	115	1,230.00	5/26/11	7,933
S&P 500 Index FLEX	115	1,245.00	5/27/11	17,625

Total Put Options Purchased
(identified cost $3,258,809)				$2,089,130

Short-Term Investments — 54.5%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.16%(4)	$132,013	$132,013,035

Total Short-Term Investments
(identified cost $132,013,035)		$132,013,035

Total Investments — 96.6%
(identified cost $231,923,372)		$234,110,817

Call Options Written — (0.8)%

	Number of	Strike	Expiration
Description	Contracts	Price	Date	Value

S&P 500 Index	115	$1,360.00	5/21/11	$(184,575)
S&P 500 Index FLEX	102	1,365.00	5/3/11	(51,004)
S&P 500 Index FLEX	102	1,365.00	5/4/11	(58,177)
S&P 500 Index FLEX	115	1,365.00	5/6/11	(77,275)
S&P 500 Index FLEX	115	1,350.00	5/11/11	(217,011)
S&P 500 Index FLEX	115	1,340.00	5/12/11	(305,939)
S&P 500 Index FLEX	115	1,350.00	5/13/11	(224,026)
S&P 500 Index FLEX	115	1,335.00	5/17/11	(372,091)
S&P 500 Index FLEX	115	1,360.00	5/19/11	(180,832)
S&P 500 Index FLEX	115	1,375.00	5/24/11	(122,906)
S&P 500 Index FLEX	115	1,385.00	5/26/11	(91,227)
S&P 500 Index FLEX	115	1,390.00	5/27/11	(84,993)

Total Call Options Written
(premiums received $773,336)				$(1,970,056)

Put Options Written — (0.1)%

	Number of	Strike	Expiration
Description	Contracts	Price	Date	Value

S&P 500 Index	115	$1,275.00	5/21/11	$(19,838)
S&P 500 Index FLEX	102	1,260.00	5/3/11	0
S&P 500 Index FLEX	102	1,270.00	5/4/11	(5)
S&P 500 Index FLEX	115	1,260.00	5/6/11	(38)
S&P 500 Index FLEX	115	1,250.00	5/11/11	(592)
S&P 500 Index FLEX	115	1,225.00	5/12/11	(356)
S&P 500 Index FLEX	115	1,255.00	5/13/11	(1,480)
S&P 500 Index FLEX	115	1,240.00	5/17/11	(2,513)
S&P 500 Index FLEX	115	1,275.00	5/19/11	(9,594)
S&P 500 Index FLEX	115	1,290.00	5/24/11	(24,434)
S&P 500 Index FLEX	115	1,295.00	5/26/11	(32,426)
S&P 500 Index FLEX	115	1,310.00	5/27/11	(68,434)

Total Put Options Written
(premiums received $746,471)				$(159,710)

Other Assets, Less Liabilities — 4.3%				$10,270,437

Net Assets — 100.0%				$242,251,488

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

See Notes to Financial Statements.

Multi-Sector Option Strategy Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

ASC	- Asset Securitization Corp.
BACM	- Bank of America Commercial Mortgage, Inc.
BSCMS	- Bear Stearns Commercial Mortgage Securities, Inc.
CGCMT	- Citigroup Commercial Mortgage Trust
COMM	- Commercial Mortgage Pass-Through Certificate
CSFB	- Credit Suisse First Boston Mortgage Securities Corp.
DBUBS	- DBUBS Mortgage Trust
FLEX	- FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.
GCCFC	- Greenwich Capital Commercial Funding Corp.
GECMC	- General Electric Commercial Mortgage Corp.
GMACC	- GMAC Commercial Mortgage Securities, Inc.
GSMS	- Goldman Sachs Mortgage Securities Corporation II
JPMCC	- JPMorgan Chase Commercial Mortgage Securities Corp.
LB-UBS	- LB-UBS Commercial Mortgage Trust
MLMT	- Merrill Lynch Mortgage Trust
MSC	- Morgan Stanley Capital I
WBCMT	- Wachovia Bank Commercial Mortgage Trust

(1)	Weighted average fixed-rate coupon that changes/updates monthly.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2011, the aggregate value of these securities is $6,948,493 or 2.9% of the Portfolio’s net assets.

(3)	Amount is less than 0.05%.

(4)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2011.

See Notes to Financial Statements.

Multi-Sector Option Strategy Portfolio

April 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2011

Unaffiliated investments, at value (identified cost, $99,910,337)	$102,097,782
Affiliated investment, at value (identified cost, $132,013,035)	132,013,035
Cash collateral on deposit at brokers	9,877,000
Interest receivable	573,551
Interest receivable from affiliated investment	17,767
Receivable for investments sold	128,507

Total assets	$244,707,642

Liabilities

Written options outstanding, at value (premiums received, $1,519,807)	$2,129,766
Payable for investments purchased	22,143
Payable for variation margin on open financial futures contracts	74,608
Payable to affiliates:
Investment adviser fee	158,904
Trustees’ fees	402
Accrued expenses	70,331

Total liabilities	$2,456,154

Net Assets applicable to investors’ interest in Portfolio	$242,251,488

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$241,628,247
Net unrealized appreciation	623,241

Total	$242,251,488

See Notes to Financial Statements.

Multi-Sector Option Strategy Portfolio

April 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2011

Interest	$1,688,545
Interest allocated from affiliated investment	82,538
Expenses allocated from affiliated investment	(4,671)

Total investment income	$1,766,412

Expenses

Investment adviser fee	$680,042
Trustees’ fees and expenses	2,555
Custodian fee	75,211
Legal and accounting services	22,820
Miscellaneous	6,565

Total expenses	$787,193

Net investment income	$979,219

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(1,770,294)
Investment transactions allocated from affiliated investment	1,196
Written options	4,876,111
Financial futures contracts	12,686

Net realized gain	$3,119,699

Change in unrealized appreciation (depreciation) —
Investments	$(1,877,189)
Written options	(916,685)
Financial futures contracts	(692,024)

Net change in unrealized appreciation (depreciation)	$(3,485,898)

Net realized and unrealized loss	$(366,199)

Net increase in net assets from operations	$613,020

See Notes to Financial Statements.

Multi-Sector Option Strategy Portfolio

April 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2011	Period Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2010(1)

From operations —
Net investment income	$979,219	$292,512
Net realized gain (loss) from investment transactions, written options and financial futures contracts	3,119,699	(271,470)
Net change in unrealized appreciation (depreciation) from investments, written options and financial futures contracts	(3,485,898)	228,074

Net increase in net assets from operations	$613,020	$249,116

Capital transactions —
Contributions	$167,298,785	$105,112,579
Withdrawals	(29,065,004)	(1,957,008)

Net increase in net assets from capital transactions	$138,233,781	$103,155,571

Net increase in net assets	$138,846,801	$103,404,687

Net Assets

At beginning of period	$103,404,687	$—

At end of period	$242,251,488	$103,404,687

(1)	For the period from the start of business, August 24, 2010, to October 31, 2010.

See Notes to Financial Statements.

Multi-Sector Option Strategy Portfolio

April 30, 2011

Supplementary Data

	Six Months Ended
	April 30, 2011		Period Ended
Ratios/Supplemental Data	(Unaudited)		October 31, 2010(1)

Ratios (as a percentage of average daily net assets):
Expenses	0.96	%(2)	1.20	%(2)
Net investment income	1.19	%(2)	1.90	%(2)
Portfolio Turnover	19	%(3)	2	%(3)

Total Return	0.20	%(3)	0.30	%(3)

Net assets, end of period (000’s omitted)	$242,251		$103,405

(1)	For the period from the start of business, August 24, 2010, to October 31, 2010.
(2)	Annualized.
(3)	Not annualized.

See Notes to Financial Statements.

Multi-Sector Option Strategy Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Multi-Sector Option Strategy Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2011, Eaton Vance Multi-Strategy Absolute Return Fund held a 98.2% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Exchange-traded options (other than FLexible EXchange traded options) are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) and FLexible EXchange traded options traded at the Chicago Board Options Exchange are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2011, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio’s initial period of operations from August 24, 2010 to October 31, 2010 remains subject to examination by the Internal Revenue Service.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of

Multi-Sector Option Strategy Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index at contract termination over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

J Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

K Interim Financial Statements — The interim financial statements relating to April 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.615% of the Portfolio’s average daily net assets up to $500 million and at reduced rates on daily net assets of $500 million or more. In addition, BMR also receives an investment adviser fee in an amount equal to 0.55% of the Portfolio’s average daily net assets that are subject to a written put spread and/or call spread strategy up to $500 million and at reduced rates on such daily net assets of $500 million or more. The investment adviser fee is payable monthly. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2011, the investment adviser fee amounted to $680,042 or 0.83% (annualized) of the Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio’s options strategy to Parametric Risk Advisors LLC (PRA), an indirect affiliate of EVM. BMR pays PRA a portion of its adviser fee for sub-advisory services provided to the Portfolio.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

Multi-Sector Option Strategy Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, aggregated $51,749,466 and $14,902,503, respectively, for the six months ended April 30, 2011.

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$231,610,887

Gross unrealized appreciation	$3,786,252
Gross unrealized depreciation	(1,286,322)

Net unrealized appreciation	$2,499,930

5 Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written options at April 30, 2011 is included in the Portfolio of Investments.

A summary of obligations under these financial instruments at April 30, 2011 is as follows:

Futures Contracts
					Net
					Unrealized
Expiration Date	Contracts	Position	Aggregate Cost	Value	Depreciation

6/11	201 S&P 500 E-Mini Index	Short	$(13,025,146)	$(13,664,985)	$(639,839)
6/11	65 U.S. 5-Year Treasury Note	Short	(7,599,693)	(7,700,468)	(100,775)
6/11	100 U.S. 10-Year Treasury Note	Short	(11,900,431)	(12,114,062)	(213,631)

					$(954,245)

Written options activity for the six months ended April 30, 2011 was as follows:

	Number of	Premiums
	Contracts	Received

Outstanding, beginning of period	1,823	$1,143,707
Options written	14,038	8,830,252
Options exercised	(3,203)	(2,296,788)
Options expired	(9,950)	(6,157,364)

Outstanding, end of period	2,708	$1,519,807

At April 30, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

Multi-Sector Option Strategy Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Equity Risk: The Portfolio seeks to generate incremental return by writing a series of call and put option spread transactions on an index of common stocks. If the index appreciates or depreciates sufficiently over the period to offset the net premium received, the Portfolio will incur a net loss. The amount of potential loss in the event of a sharp market movement is subject to a cap defined by the difference in strike prices between written and purchased call and put options, and the notional value of the positions.

Interest Rate Risk: The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio purchases and sells U.S. Treasury futures contracts and options thereon.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2011 was as follows:

		Fair Value

Risk	Derivative	Asset Derivatives		Liability Derivatives

Equity	Futures Contracts	$—		$(639,839	)*
Equity	Purchased Options	2,184,144	(1)	—
Equity	Written Options	—		(2,129,766	)(2)

		$2,184,144		$(2,769,605)

Interest Rate	Futures Contracts	$—		$(314,406	)*

		$—		$(314,406)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.
(1)	Statement of Assets and Liabilities location: Unaffiliated investments, at value.
(2)	Statement of Assets and Liabilities location: Written options outstanding, at value.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2011 was as follows:

		Realized Gain (Loss)		Change in Unrealized
		on Derivatives Recognized		Appreciation (Depreciation) on
Risk	Derivative	in Income		Derivatives Recognized in Income

Equity	Purchased Options	$(2,322,198	)(1)	$(911,893	)(4)
Equity	Written Options	4,876,111	(2)	(916,685	)(5)
Equity	Futures Contracts	(860,853	)(3)	(533,433	)(6)

		$1,693,060		$(2,362,011)

Interest rate	Futures Contracts	$873,539	(3)	$(158,591	)(6)

		$873,539		$(158,591)

Statement of Operations location:

(1)	Net realized gain (loss) – Investment transactions.
(2)	Net realized gain (loss) – Written options.
(3)	Net realized gain (loss) – Financial futures contracts.
(4)	Change in unrealized appreciation (depreciation) – Investments.
(5)	Change in unrealized appreciation (depreciation) – Written options.
(6)	Change in unrealized appreciation (depreciation) – Financial futures contracts.

Multi-Sector Option Strategy Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

The average notional amount of futures contracts outstanding during the six months ended April 30, 2011, which is indicative of the volume of this derivative type, was approximately $19,079,000.

The average number of purchased option contracts outstanding during the six months ended April 30, 2011, which is indicative of the volume of this derivative type, was 2,300 contracts.

6 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds & Notes	$—	$15,271,427	$—	$15,271,427
Commercial Mortgage-Backed Securities	—	84,642,211	—	84,642,211
Call Options Purchased	6,038	88,976	—	95,014
Put Options Purchased	2,055,762	33,368	—	2,089,130
Short-Term Investments	—	132,013,035	—	132,013,035

Total Investments	$2,061,800	$232,049,017	$—	$234,110,817

Liability Description

Call Options Written	$(184,575)	$(1,785,481)	$—	$(1,970,056)
Put Options Written	(19,838)	(139,872)	—	(159,710)
Futures Contracts	(954,245)	—	—	(954,245)

Total	$(1,158,658)	$(1,925,353)	$—	$(3,084,011)

The Portfolio held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At April 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

7 Subsequent Event

Effective June 7, 2011, the name of the Portfolio changed to MSAR Completion Portfolio.

Multi-Sector Option Strategy Portfolio

April 30, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on June 7, 2010, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreement of Multi-Sector Option Strategy Portfolio (the “Portfolio”), with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management (“EVM”), and the sub-advisory agreement with Parametric Risk Advisors LLC (the “Sub-Adviser”).The Board reviewed information furnished for the June 7, 2010 meeting as well as information previously furnished with respect to the approval of other investment advisory agreements for other Eaton Vance Funds. Such information included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees to be paid by the Portfolio;
•	Comparative information concerning fees charged by the Adviser and Sub-Adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those to be used in managing the Portfolio, and concerning fees charged by other advisers for managing funds similar to the Portfolio;

Information about Portfolio Management

•	Descriptions of the investment management services to be provided to the Portfolio, including the investment strategies and processes to be employed;
•	Information concerning the allocation of brokerage and the benefits expected to be received by the Adviser and Sub-Adviser as a result of brokerage allocation for the Portfolio, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the Eaton Vance Funds’ brokerage, and the implementation of the soft dollar reimbursement program established with respect to the Eaton Vance Funds;
•	The procedures and processes to be used to determine the fair value of Portfolio assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser and the Sub-Adviser

•	Reports detailing the financial results and condition of the Adviser and Sub-Adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Portfolio, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of the Adviser and its affiliates and the Sub-Adviser, together with information relating to compliance with and the administration of such codes;
•	Copies or descriptions of the Adviser’s and the Sub-Adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates and the Sub-Adviser on behalf of the Eaton Vance Funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of the Adviser and its affiliates and the Sub-Adviser;
•	A description of the Adviser’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services to be provided by EVM and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser or the administrator and the Sub-Adviser; and
•	The terms of the investment advisory agreement and the sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Portfolio’s investment advisory agreement and sub-advisory agreement with the Adviser and the Sub-Adviser, including their fee structures are in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the terms of the investment advisory agreement and the sub-advisory agreement for the Portfolio.

Multi-Sector Option Strategy Portfolio

April 30, 2011

Board of Trustees’ Contract Approval — continued

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services to be provided to the Portfolio by the Adviser and the Sub-Adviser.

The Board considered the Adviser’s and Sub-Adviser’s management capabilities and investment process with respect to the types of investments to be held by the Portfolio. The Board considered the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Portfolio and, with respect to the Adviser, whose responsibilities may include supervising the Sub-Adviser and coordinating activities in implementing the Portfolio’s investment strategy. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as relevant to investing in stocks and put options on indices and selling call options on various indices, including the S&P 500 Index. With respect to the Sub-Adviser, the Board considered the Sub-Adviser’s business reputation and its options strategy and its past experience in implementing such strategy. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention expected to be devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser, the Sub-Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser and the Sub-Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Portfolio Performance

Because the Portfolio has not yet commenced operations, it has no performance record.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates to be payable by the Portfolio (referred to as “management fees”). As part of its review, the Board considered the Portfolio’s management fees as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser, the Board concluded that the management fees proposed to be charged to the Portfolio for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits projected to be realized by the Adviser and relevant affiliates thereof, including the Sub-Adviser in providing investment advisory and administrative services to the Portfolio. The Board considered the level of profits expected to be realized without regard to revenue sharing or other payments expected to be made by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits expected to be received by the Adviser and its affiliates in connection with its relationship with the Portfolio, including the benefits of research services that may be available to the Adviser or Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits expected to be realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates, the Sub-Adviser and the Portfolio to share such benefits equitably.

Multi-Sector Option Strategy Portfolio

April 30, 2011

Officers and Trustees

Officers of Multi-Sector Option Strategy Portfolio

Payson F. Swaffield President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Multi-Sector Option Strategy Portfolio

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

Item 2. Code of Ethics
Not required in this filing.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Chief Financial Officer of Aveon Group, L.P. (an investment management firm). Previously, he served as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MSAR Completion Portfolio

By:	/s/ Payson F. Swaffield Payson F. Swaffield
President

Date:	June 8, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	June 8, 2011

By:	/s/ Payson F. Swaffield

Payson F. Swaffield
President

Date:	June 8, 2011